Foreclosed Real Estate	12 Months Ended
Dec. 31, 2010
Foreclosed Real Estate[Abstract]
Foreclosed Real Estate
NOTE 7.	FORECLOSED REAL ESTATE

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2010	2009
Balance, beginning of year	$6,332,288	$2,220,082
Additions	4,477,714	7,264,660
Capitalized expenses	3,858	304,579
Writedowns	(74,724)	(2,165,870)
Sales	(341,716)	(395,535)
Internally financed sales	(1,505,991)	(1,269,163)
Deferred gain on sale	—	312,950
Net gain (loss) on sales	25,810	60,585

Balance, end of year	$8,917,239	$6,332,288

As of December 31, 2010 and 2009, deferred gains on sales of foreclosed real estate of $312,950 and $312,950 are included in the balance sheet as a reduction of loans.

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2010	2009
Net loss (gain) on sales of real estate	$(25,810)	$(60,585)
Operating expenses, net of rental income	396,703	2,103,190

	$370,893	$2,042,605